Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 6,897	$ 7,404	$ 8,082
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,667	1,905	1,860
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	169	200	289
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	58	61	78
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,039	1,003	1,041
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,606	3,831	3,860
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	332	368	420
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 26	$ 36	$ 534